AXP(SM)
Precious
Metals Fund
2000 ANNUAL REPORT
(PROSPECTUS ENCLOSED)

(icon of) ruler

American
Express(R)(logo)
Funds



AXP Precious Metals Fund seeks to provide shareholders with long-term growth of capital.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)
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A Historical Hedge

While investors typically look to stocks and bonds for the best return on their money, there are times when hard assets such as gold can play a small but important role in a diversified portfolio. Because owning the metal itself is often impractical, most investors put their money in stocks of companies that mine gold and other precious metals. These stocks, which form the bedrock of AXP Precious Metals Fund, usually move in tandem with the prices of the metals.

AXP PRECIOUS METALS FUND     (This annual report is not part of the prospectus.)

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2000 ANNUAL REPORT

The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                        4
From the Portfolio Manager               4
Fund Facts                               6
The 10 Largest Holdings                  7
Making the Most of the Fund              8
The Fund's Long-term Performance         9
Independent Auditors' Report            10
Financial Statements                    11
Notes to Financial Statements           14
Investments in Securities               22


2000 PROSPECTUS

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

The Fund                               3p
Goal                                   3p
Investment Strategy                    3p
Risks                                  5p
Past Performance                       8p
Fees and Expenses                     10p
Management                            11p
Buying and Selling Shares             12p
Valuing Fund Shares                   12p
Investment Options                    12p
Purchasing Shares                     14p
Transactions through Third Parties    17p
Sales Charges                         17p
Exchanging/Selling Shares             21p
Distributions and Taxes               26p
Other Information                     27p
Financial Highlights                  28p

(This annual report is not part of the prospectus.)         ANNUAL REPORT - 2000

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(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue this year, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.

o Set financial goals that extend beyond those achievable through retirement plans of your employer.

o    Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The annual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

Arne H. Carlson


(picture of) Clay L. Hoes
Clay L. Hoes
Portfolio manager

From the Portfolio Manager

The price of gold was highly volatile during the past 12 months, but, in the end, it finished the period slightly below where it began. AXP Precious Metals Fund's performance followed a similar path, with its Class A shares realizing a loss of 9.11% (excluding the sales charge) for the fiscal year -- April 1999 through March 2000.

During the first five months of the period, there was little indication of impending change in the gold market. The fundamentals were pretty much the same as they had been for years. Demand for gold

AXP PRECIOUS METALS FUND    (This annual report is not part of the  prospectus.)

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jewelry and coins remained healthy in the U.S., as well in overseas markets such as China and the Middle East. On the other hand, the supply of gold remained relatively low, as producers continued to cut back production because of weak prices.

Among other factors, the United Kingdom announced that it would sell about half of its gold reserves to meet reserve-ratio requirements of the new European Union. Beyond that, the International Monetary Fund (IMF) said that it was considering selling some of its gold reserves to provide financial relief for third-world countries. Those events helped push gold prices down to a 20-year low of $252 per ounce by mid-summer.

TEMPORARY TURNAROUND
In September, though, the environment began to change. First, the IMF decided to abandon its plan to sell gold, thereby washing away worries that the market would be flooded with more supply. That sense of relief was soon bolstered by a gold auction by the Bank of England, at which demand swamped the supply. In addition, 15 European central banks agreed to refrain from leasing their reserves, a positive change that offered the possibility of curtailing speculation activity in the gold market.

The price of gold responded immediately, soaring all the way to $340 an ounce by early October. Stocks of gold producers, which form the core of the Fund's portfolio, were swept along by the rally. To illustrate the strength of the upturn, the Fund's value rose by more than 20% in the final two weeks of September.

The run-up proved to be fleeting, however. Spooked first by the United Kingdom's selling of a large portion of its gold reserves and later by the remarkable lack of Y2K-related computer problems, gold slumped over the ensuing months to finish at $276, just a few dollars below where it was at the outset of the fiscal year.

As for changes to the portfolio, upon being named portfolio manager last summer I began to eliminate several smaller positions, ultimately reducing the total number of holdings to about 30. I also employed a small amount of options (less than 1% of assets), which boosted Fund performance when the price of gold spiked last fall.

Clay L. Hoes

(This annual report is not part of the prospectus.)         ANNUAL REPORT - 2000

Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2000                                                    $4.95
March 31, 1999                                                    $5.45
Decrease                                                          $0.50

Distributions -- April 1, 1999 - March 31, 2000
From income                                                       $  --
From capital gains                                                $  --
Total distributions                                               $  --

Total return*                                                    -9.11%**

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2000                                                    $4.85
March 31, 1999                                                    $5.38
Decrease                                                          $0.53

Distributions -- April 1, 1999 - March 31, 2000
From income                                                       $  --
From capital gains                                                $  --
Total distributions                                               $  --

Total return*                                                    -9.78%**

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2000                                                    $4.95
March 31, 1999                                                    $5.43
Decrease                                                          $0.48

Distributions -- April 1, 1999 - March 31, 2000
From income                                                       $  --
From capital gains                                                $  --
Total distributions                                               $  --

Total return*                                                    -8.89%**

* Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

** The total return is a hypothetical investment in the Fund with all distributions reinvested.

AXP PRECIOUS METALS FUND     (This annual report is not part of the prospectus.)

The 10 Largest Holdings

                                     Percent                   Value
                                 (of net assets)      (as of March 31, 2000)
 Newmont Mining                       14.17%                $6,619,062
 Stillwater Mining                    13.27                  6,200,000
 Meridian Gold                         9.17                  4,285,124
 Barrick Gold                          6.72                  3,137,500
 Placer Dome                           6.19                  2,892,500
 DeBeers Consol Mines ADR              5.40                  2,523,125
 Impala Platinum Holdings              5.20                  2,431,337
 Goldcorp Cl A                         4.56                  2,132,237
 Delta Gold                            4.54                  2,122,925
 Homestake Mining                      3.85                  1,800,000

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 73.07% of net assets

(This annual report is not part of the prospectus.)         ANNUAL REPORT - 2000

Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY

One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares fall or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.


How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10  $8   $6             $7
$ 5                   $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
$100 invested per month. Total invested: $600.

* Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:

o    your shares increase in value when the Fund's investments do well

o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

AXP PRECIOUS METALS FUND     (This annual report is not part of the prospectus.)

The Fund's Long-term Performance

How $10,000 has grown in AXP Precious Metals Fund

$60,000

$50,000
                                              X S&P 500 Index
$40,000

$30,000

$20,000
                                    X Lipper Gold Funds Index
$9,425

                                                                X $7,713
                                                                  AXP Precious
                                                                  Metals Fund
                                                                  Class A

'90  '91  '92  '93  '94  '95   '96     '97     '98     '99     '00

(The printed version of this chart contains a line graph with three lines corresponding to the two Indexes and Fund noted above.)

Average annual total returns (as of March 31, 2000)

                 1 year         5 years     10 years (A)  Since inception (B&Y)
 Class A         -14.33%        -8.55%        -2.56%              --%
 Class B         -13.39%        -8.34%           --%           -7.57%*
 Class Y          -8.89%        -7.31%           --%           -6.53%*

*Inception date was March 20, 1995.

Assumes: Holding period from 4/1/90 to 3/31/00. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $1,025. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Standard & Poor's 500 Index (S&P 500 Index) and the Lipper Gold Funds Index. In comparing Precious Metals Fund (Class
A) to the two indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5.75%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

S&P 500 Index, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies may be generally larger than those in which the Fund invests.

Lipper Gold Funds Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

(This annual report is not part of the prospectus.)         ANNUAL REPORT - 2000

The  financial   statements   contained  in  Post-Effective   Amendment  #34  to
Registration Statement No. 2-93745 filed on or about May 17, 2000, are incoporated herein by reference.

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American
Express(R)
Funds

AXP Precious Metals Fund
200 AXP Financial Center
Minneapolis, MN 55474

AMERICAN
EXPRESS (logo)

S-6142 R (5/00)

Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.